Description of Business, History and Summary of Significant Policies: Foreign Currency Translation (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company is the U.S. Dollar. Accordingly, assets and liabilities of the subsidiary are translated into U.S. dollars at period-end exchange rates. Revenues and expenses are translated at the average exchange rates in effect for the period. The resulting translation gains or losses are recorded as a component of accumulated other comprehensive income in the consolidated statement of stockholders’ equity. For the years ended June 30, 2013 and 2012, the Company recognized a gain on translation adjustment in the amount of $11,754 and $0, respectively.